Significant Estimates And Judgments	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Significant Estimates And Judgments
3.	SIGNIFICANT ESTIMATES AND JUDGMENTS
The preparation of these consolidated financial statements in accordance with the Company’s accounting policies requires management to make estimates and judgments that can affect the reported amounts of assets and liabilities, related amounts of revenues and expenses, other comprehensive income and disclosures made.

a)	Significant estimates in applying the Company’s accounting policies
The Company’s best estimates are based on the information, facts and circumstances available at the time estimates are made. Management uses historical experience and information, general economic conditions and trends, as well as assumptions regarding probable future outcomes as the basis for determining estimates. Estimates and their underlying assumptions are reviewed periodically and the effects of any changes are recognized immediately. Actual results could differ from the estimates used and such differences could be significant.
The Company’s annual operating budget and operating budget revisions performed during the year (collectively “Budget”) and the Company’s strategic plan comprise fundamental information used as a basis for some significant estimates necessary to prepare these consolidated financial statements. Management prepares the annual operating budget and strategic plan each year using a process whereby a detailed one-year
budget and three-year strategic plan are prepared by each entity and then consolidated.
Cash flows and profitability included in the Budget are based on the existing and future expected sales orders, general market conditions, current cost structures, anticipated cost variations and current agreements with third parties. Management uses the annual operating budget information as well as additional projections or assumptions to derive the expected results for the strategic plan and periods thereafter.
The Budget and the strategic plan are approved by management and the Board of Directors. Management then tracks performance as compared to the Budget. Significant variances in actual performance are a key trigger to assess whether certain estimates used in the preparation of financial information must be revised.
Management needs to rely on estimates in order to apply the Company’s accounting policies and considers that the most critical ones are the following:
Estimating the net realizable value of inventory
The net realizable value of materials and work in progress is determined by comparing inventory components and value with production needs, current and future product features, expected production costs to be incurred and the expected profitability of finished products. The net realizable value of finished products and parts, accessories and apparel is determined by comparing inventory components and value with expected sales prices, sales programs and new product features.

Estimating impairment on property, plant and equipment, intangible assets and right-of-use
assets
Management assesses the value in use of property, plant and equipment, intangible assets and right-of-use
assets mainly based on a group of CGUs level using a discounted cash flow approach by product line based on annual budget and strategic plan process. When the Company acquired the recreational products business from Bombardier Inc. in 2003, trademarks and goodwill were recorded as part of the business acquisition. Trademarks of $122.6 million and goodwill of $114.7 million were related to
this transaction as at January 31, 2024 ($122.6 million and $114.7 million respectively as at January 31, 2023). In addition, trademarks of $42.0 million and goodwill of $137.6 million were recorded as at January 31, 2024 following various business combinations that occurred after 2003 ($93.7 million and $137.6 million respectively as at January 31, 2023).
Trademarks and goodwill impairment test
For the purpose of impairment testing, trademarks are allocated to their respective CGU. As at January 31, 2024, the carrying amount of trademarks amounting to $164.6 million is related to
Ski-Doo
,
Sea-Doo
,
Manitou, Quintrex, Stacer
and
Pinion
for $63.5 million, $59.1 million, $8.3 million,

$13.9 million, $4.4 million and $15.4 million respectively. As at January 31, 2023, the carrying amount of trademarks amounting to $216.3 million was related to
Ski-Doo
,
Sea-Doo
,
Alumacraft, Manitou, Quintrex, Stacer
and
Pinion
for $63.5 million, $59.1 million, $20.1 million, $38.8 million, $14.8 million, $4.6 million and $15.4 million respectively.
Following the creation of the Powersports and Marine segments during the year ended January 31, 2019, the Company has fully allocated the goodwill of $114.7 million created in 2003 to the Powersports segment. Goodwill of $63.7 million on the acquisition of substantially all the assets related to the powersports business of Kongsberg Inc. in Shawinigan, Quebec (“KA Shawinigan”), a subsidiary of Kongsberg Automotive ASA, and $
72.7 million related to the Pinion acquisition were allocated to their respective CGUs as at January 31, 2023.
Recoverable amount (see Note 26 for more details on impairment testing)
The recoverable amount for the group of CGUs is based on a value in use calculation using cash flow projections, which takes into account the Company’s one-year
budget and three-year strategic plan, with a terminal value calculated by discounting the final year in perpetuity. The figures used as the basis for the key assumptions in the value in use calculation includes sales volume, sales price, production costs, distribution costs and operating expenses as well as discount rates. This information represents the best available information as at the date of impairment testing. The estimated future cash flows are discounted to their present value using a pre-tax
discount rate of 9.5% to 14.1%. These discount rates were calculated by adding to the Company’s weighted average cost of capital the risk factor associated with the product line tested. In assessing value in use, growth rates between 0.0% and 2.0% were used to calculate the terminal value. In addition, a market approach was performed to assess the reasonability of the conclusions reached.

Sensitivity analysis
The Company performs sensitivity analysis on the cash flows and discount rates in order to confirm the trademarks, goodwill and property, plant and equipment recoverable amounts. Holding all other variables constant, a
5
% decrease in the estimated cash flows or an increase of
100

basis points in the discount rates used would not have resulted in an additional impairment charge as at January 31, 2024.
Estimating recoverability of deferred tax assets
Deferred tax assets are recognized only if management believes it is probable that they will be realized based on the annual budget, strategic plan and additional projections to derive the expected results for the periods thereafter.
Estimating provisions for product regular warranty, product liability and sales program
The regular warranty cost is established by product line and recorded at the time of sale based on management’s best estimate, using historical cost rates and trends. Adjustments to the regular warranty provision are made when the Company identifies a significant and recurring issue on products sold or when costs and trend differences are identified in the analysis of warranty claims.
The product liability provision at period end is based on management’s best estimate of the amounts necessary to resolve existing claims. In addition, the product liability provision at the end of the reporting period includes incurred, but not reported claims based on average historical cost information.
Sales program provision is estimated based on current program features, historical data and expected retail sales for each product line.
Estimating the discount rates used in assessing defined benefit plan expenses and liability
In order to select the discount rates used to determine defined benefit plan expenses and liabilities, management consults with external actuarial firms to provide commonly used and applicable discount rates that are based on the yield of high quality corporate fixed income investments with cash flows that match expected benefit payments for each defined benefit plan. Management uses its knowledge and comprehension of general economic factors in order to conclude on the accuracy of the discount rates used.

Estimating the lease term
On commencement date, when determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option or not exercise a termination option. Extension options or periods subject to termination options are only included in the lease term if the lease is reasonably certain to be extended or not terminated. This assessment is reviewed if a significant change in circumstances occurs within the Company’s control.

b)	Significant judgments in applying the Company’s accounting policies
Management needs to make certain judgments in order to apply the Company’s accounting policies and the most significant ones are the following:
Impairment of property, plant and equipment, intangible assets and right-of-use
assets
The Company operates using a high level of integration and interdependency between design, development, manufacturing and distribution operations. The cash inflows generated by each product line require the use of various assets of the Company, limiting the impairment testing to be done for a single asset. Therefore, management performs impairment testing by grouping assets into CGUs.
Functional currency
The Company operates worldwide, but its design, development, manufacturing and distribution operations are highly integrated, which require significant judgements from management in order to determine the functional currency of each entity using factors provided by
IAS
 21 The Effects of Changes in Foreign Exchange Rates
(“IAS 21”). Management established the functional currency of each entity as its local currency unless the assessment of the criteria established by IAS 21 to assess the functional currency leads to the determination of another currency. IAS 21 criteria are reviewed annually for each entity.